(LOSS)/EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
(LOSS)/EARNINGS PER SHARE
16.	(LOSS)/EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share attributable to shareholders for the six months ended June 30, 2025 and 2024.

	For the six months ended, June 30, 2025	For the six months ended, June 30, 2024
	$	$
(Loss)/Profit for the period	(8,195,986)	601,986
Less: Loss attributable to non-controlling interests	50,769	744
(Loss)/Profit for the period attributable to shareholders	(8,246,755)	601,242
Basic weighted-average number of shares outstanding	39,775,524	38,506,507

Basic (loss)/earnings per share attributable to shareholders	(0.207)	0.016
Diluted weighted-average number of shares outstanding	39,775,524	38,506,507
Diluted (loss)/earnings per share attributable to shareholders	(0.207)	0.016